Description of Organization and Business Operations - Additional Information (Details) - USD ($)	Feb. 04, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization And Basis Of Operations [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Accumulated deficit		$ 192,900,000	$ 123,500,000	$ 55,609,475
Merger Agreement [Member]
Organization And Basis Of Operations [Line Items]
Capitalized equity issuance related transaction costs			3,600,000
Equity issuance related transaction costs payable			$ 3,100,000
Subsequent Event | Merger Agreement [Member]
Organization And Basis Of Operations [Line Items]
Common stock, par value	$ 0.0001
Common stock conversion price	$ 10
Earn out shares issuable per tranche	5,000,000
Subsequent Event | Merger Agreement [Member] | Conversion Of Common Stock [Member]
Organization And Basis Of Operations [Line Items]
Conversion of stock, shares issued	65,000,000
Subsequent Event | Merger Agreement [Member] | Conversion Of Common Stock Reserved For Stock Options Vested And Exchanged RSUs. [Member]
Organization And Basis Of Operations [Line Items]
Conversion of stock, shares issued	11,196,271